UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    November 9, 2007


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		71

Form 13F Information Table Value Total:		156,886



List of Other Included Managers:

NONE
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
				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp Com	COM	01446u-10-3	309	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	618	14263	SH	Sole				14263
Alleghany Corp		COM	017175-10-0	3727	9179	SH	Sole				9179
Allergan		COM	018490-10-2	774	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	295	5163	SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	214	3078	SH	Sole				3078
Anheuser Busch Cos Inc	COM	035229-10-3	5721	114443	SH	Sole				114443
Archstone Smith Tr Com	COM	039583-10-9	782	13005	SH	Sole				13005
AT&T Inc		COM	00206R-10-2	497	11735	SH	Sole				11735
Automatic Data Prcssing COM	053015-10-3	1774	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	2742	54537	SH	Sole				54537
BB&T Corp		COM	054937-10-7	249	6158	SH	Sole				6158
Beckman Coulter		COM	075811-10-9	309	4184	SH	Sole				4184
Berkshire Hathwy Cl A	COM	084670-10-8	830	7	SH	Sole				7
Berkshire Hathwy Cl B	COM	084670-20-7	12654	3202	SH	Sole				3202
BP Amoco P L C Spon Adr	COM	055622-10-4	203	2921	SH	Sole				2921
Chevrontexaco Corp Com	COM	166764-10-0	210	2246	SH	Sole				2246
Citadel Broadcast Corp	COM	17285T-10-6	49	11873	SH	Sole				11873
Citigroup Inc		COM	172967-10-1	1167	25013	SH	Sole				25013
Covidien		COM	G2552X-10-8	1941	46768	SH	Sole				46768
Dell Computer Corp Com	COM	24702r-10-1	5781	209449	SH	Sole				209449
Dover Motorsports Inc	COM	260174-10-7	695	107458	SH	Sole				107458
Exxon Mobil Corp	COM	30231g-10-2	3761	40631	SH	Sole				40631
Farmer Bros Corp	COM	307675-10-8	2272	91311	SH	Sole				91311
Farmers & Merchants Bk 	COM	308243-10-4	391	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	1876	915	SH	Sole				915
General Electric Corp	COM	369604-10-3	1029	24845	SH	Sole				24845
Genuine Parts Co Com	COM	372460-10-5	3690	73801	SH	Sole				73801
Gladstone Capital Corp	COM	376535-10-0	3221	165032	SH	Sole				165032
Glaxo Holdings Plc	COM	37733w-10-5	2609	49043	SH	Sole				49043
Hasbro Inc Com		COM	418056-10-7	5214	187019	SH	Sole				187019
Hewlett Packard Co	COM	428236-10-3	224	4501	SH	Sole				4501
Home Depot Inc Com	COM	437076-10-2	4659	143608	SH	Sole				143608
IBM Corp		COM	459200-10-1	208	1768	SH	Sole				1768
Internationl Spdwy Cl A	COM	460335-20-1	3489	76073	SH	Sole				76073
IShares Tr MSCI Eafe 	COM	464287-46-5	316	3821	SH	Sole				3821
J P Morgan Chase And Co	COM	46625H-10-0	204	4457	SH	Sole				4457
Johnson & Johnson	COM	478160-10-4	2255	34320	SH	Sole				34320
Legg Mason Inc Com	COM	524901-10-5	4254	50465	SH	Sole				50465
Leucadia National Corp	COM	527288-10-4	5876	121852	SH	Sole				121852
Markel Corp Com		COM	570535-10-4	11803	24386	SH	Sole				24386
Marsh & McLennan Cos 	COM	571748-10-2	3387	132806	SH	Sole				132806
McClatchy Co Cl A	COM	579489-10-5	883	44203	SH	Sole				44203
Mohawk Inds Inc Com	COM	608190-10-4	541	6650	SH	Sole				6650
Morgan Stanley & Co	COM	617446-44-8	277	4399	SH	Sole				4399
Nestle Sa-Adr Repstg	COM	641069-40-6	936	8365	SH	Sole				8365
Norfolk Southern Corp	COM	655844-10-8	4188	80688	SH	Sole				80688
Paychex Inc		COM	704326-10-7	551	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	268	3654	SH	Sole				3654
Plum Creek Tmbr Dep Unt	COM	729251-10-8	2200	49142	SH	Sole				49142
Procter & Gamble Co	COM	742718-10-9	311	4423	SH	Sole				4423
Progressive Corp Ohio 	COM	743315-10-3	3686	189906	SH	Sole				189906
Provident Finl Svcs Inc	COM	74386T-10-5	697	42579	SH	Sole				42579
Royal Dutch Shell Plc 	COM	780257-80-4	1167	14200	SH	Sole				14200
Royce Value Trust Inc	COM	780910-10-5	621	32123	SH	Sole				32123
Sandy Spring Bancorp 	COM	800363-10-3	4534	150535	SH	Sole				150535
Source Capital Inc	COM	836144-10-5	220	3412	SH	Sole				3412
SPDR Tr Unit Ser 1	COM	78462f-10-3	674	4417	SH	Sole				4417
St Joe Corporation	COM	790148-10-0	4187	124576	SH	Sole				124576
Suntrust Bks Inc Com	COM	867914-10-3	217	2867	SH	Sole				2867
Tyco Electronics	COM	G9144P-10-5	1546	43628	SH	Sole				43628
Tyco Intl Ltd New Com	COM	902124-10-6	2016	45466	SH	Sole				45466
UST Inc.		COM	902911-10-6	333	6710	SH	Sole				6710
V F Corp Com		COM	918204-10-8	3972	49191	SH	Sole				49191
Verizon Communications 	COM	92343v-10-4	379	8548	SH	Sole				8548
Wal Mart Stores Inc Com	COM	931142-10-3	5531	126721	SH	Sole				126721
Walt Disney Holding Co	COM	254687-10-6	5368	156093	SH	Sole				156093
Washington Post Co Cl B	COM	939640-10-8	4986	6211	SH	Sole				6211
Washington Real Est Tr	COM	939653-10-1	253	7638	SH	Sole				7638
Wells Fargo & Co (new)	COM	949746-10-1	3593	100884	SH	Sole				100884
Wyeth			COM	983024-10-0	472	10600	SH	Sole				10600

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